Stock-Based Compensation - Schedule of Activity Relating to Restricted Stock Units (Detail)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance | shares	289,918
Number of Shares, Granted | shares	185,871
Number of Shares, Vested | shares	(76,539)
Number of Shares, Forfeited | shares	(142,006)
Number of Shares Outstanding, Ending Balance | shares	257,244
Weighted Average Grant Date Fair Value Outstanding, Beginning Balance | $ / shares	$ 7.79
Weighted Average Grant Date Fair Value, Granted | $ / shares	1.9
Weighted Average Grant Date Fair Value, Vested | $ / shares	6.46
Weighted Average Grant Date Fair Value,Forfeited | $ / shares	6.97
Weighted Average Grant Date Fair Value Outstanding, Ending Balance | $ / shares	$ 4.38
Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance | shares	190,000
Number of Shares, Granted | shares	0
Number of Shares, Vested | shares	0
Number of Shares, Forfeited | shares	(20,000)
Number of Shares Outstanding, Ending Balance | shares	170,000
Weighted Average Grant Date Fair Value Outstanding, Beginning Balance | $ / shares	$ 9.91
Weighted Average Grant Date Fair Value, Granted | $ / shares	0
Weighted Average Grant Date Fair Value, Vested | $ / shares	0
Weighted Average Grant Date Fair Value,Forfeited | $ / shares	7.51
Weighted Average Grant Date Fair Value Outstanding, Ending Balance | $ / shares	$ 10.19